LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,331,789	R$ 5,180,691
Additions/updates	140,070	977,234
Depreciation (1)	(192,353)	(825,467)
Right-of-Use Assets, Write-Offs		(669)
Ending Balance	5,279,506
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,652,380	3,475,569
Additions/updates	79,652	618,637
Depreciation (1)	(111,023)	(441,499)
Right-of-Use Assets, Write-Offs		(327)
Ending Balance	3,621,009
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	186,056	175,043
Additions/updates	39,034	212,173
Depreciation (1)	(35,217)	(200,883)
Right-of-Use Assets, Write-Offs		(277)
Ending Balance	189,873
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	191,356	114,392
Additions/updates	21,384	135,659
Depreciation (1)	(15,621)	(58,630)
Right-of-Use Assets, Write-Offs		(65)
Ending Balance	197,119
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,261,270	1,373,338
Additions/updates		10,765
Depreciation (1)	(30,194)	(122,833)
Right-of-Use Assets, Write-Offs
Ending Balance	1,231,076
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	40,727	42,349
Additions/updates
Depreciation (1)	(298)	(1,622)
Right-of-Use Assets, Write-Offs
Ending Balance	R$ 40,429